Calvert Tax-Free Responsible Impact Bond Fund
CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND* Class: (Ticker) C (CTTCX)Y (CTTYX)
INVESTMENT OBJECTIVE
The Fund seeks to earn the highest level of interest income, exempt from federal income taxes, as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Fund.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Calvert Tax-Free Responsible Impact Bond Fund	Class C		Class Y
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	none		none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	none
[1]	The contingent deferred sales charge decreases over time.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Calvert Tax-Free Responsible Impact Bond Fund	Class C		Class Y		Class I Calvert Management Series
Management Fees (as a percentage of Assets)	0.45%		0.45%		0.45%
Distribution and Service (12b-1) Fees	1.00%		none		none
Other Expenses (as a percentage of Assets):	0.94%		0.94%		0.83%
Expenses (as a percentage of Assets)	2.39%		1.39%		1.28%
Fee Waiver or Reimbursement	(0.84%)	[1]	(0.84%)	[1]	(0.83%)	[2]
Net Expenses (as a percentage of Assets)	1.55%		0.55%		0.45%
[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses through April 30, 2017. Direct net operating expenses will not exceed 1.55% for Class C and 0.55% for Class Y. Only the Board of Trustees of the Fund may terminate the Fund's expense limitation before the contractual period expires, upon 60 day's prior notice to shareholders.
[2]	Calvert has agreed to contractually limit direct net annual fund operating expenses through April 30, 2017. Direct net operating expenses will not exceed 0.45% for Class I. Only the Board of Trustees of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated;
•	your investment has a 5% return each year; and
•	the Fund’s operating expenses remain the same.
* Formerly named Calvert Tax-Free Bond Fund.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Calvert Tax-Free Responsible Impact Bond Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class C	258	598	1,136	2,608
Class Y	56	288	613	1,535
Class I | Calvert Management Series	4,602	25,500	55,572	141,104

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Calvert Tax-Free Responsible Impact Bond Fund | Class C | USD ($)	158	598	1,136	2,608

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal income tax.
The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor’s Ratings Services or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor. The Advisor looks for securities with strong credit quality that are attractively priced in various maturity ranges. To the extent it may do so consistent with its investment objective, the Fund follows a strategy to also seek to provide a competitive rate of total return. The Fund may invest in securities without limitation as to their maturity or duration, and there is no upper or lower limit on the Fund’s average maturity or average duration. At the sole discretion of the Fund’s portfolio manager, the Fund may seek out attractive investment opportunities across the yield curve based upon the evaluation of then-prevailing and anticipated economic, financial and business conditions.
The Fund is “non-diversified,” which means it may hold securities of a smaller number of issuers and invest a greater percentage of its assets in a particular issuer than a “diversified” fund.
The Fund may invest in a variety of tax-exempt obligations, including tax-supported debt (general obligation bonds of state and local issuers), various types of revenue debt (transportation, housing, utilities, hospital), special tax obligations, qualified private activity bonds, municipal leases, and certificates of participation in such investments.
Responsible Impact Investing. The Fund seeks securities that meet its fundamental investment criteria and contribute to the long-term viability of the communities in which the Fund invests. These community impact bonds include investments that support affordable housing, prioritize education resources and provide assistance to children, the elderly and veterans, among others. In evaluating municipal bonds for purchase, the Fund also considers the environmental impact, social impact, governance impact, and how essential the underlying project is to the community.
Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.

Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Non-Diversification Risk. Because the Fund may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than on a diversified fund.
Bond Market Risk. The market prices of bonds held by the Fund may fall.
Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.
Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Unanticipated credit events could adversely impact net asset value (“NAV”).
Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable credit quality by the Advisor. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO. The credit risk of an unrated security will vary depending on its equivalent credit quality and whether it is supported by a credit enhancement.
Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.
Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.
Municipal Bond Risk. In addition to interest rate risk and credit risk, different types of municipal bonds may be affected differently, based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, and court rulings.
Portfolio Duration Risk. Duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Tobacco Exclusion Risk. Because the Fund avoids investing in certain tobacco-related securities, the Fund may forego a profitable investment opportunity and the associated return.

Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class Y shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
Performance results for Class C and Class Y shares prior to
July 15, 2015 (the Class C and Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class C share performance would have been lower than Class A share performance because Class C has higher class-specific expenses than Class A. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.
The return for each of the Fund’s other Classes of shares will differ from the Class Y returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class Y

	Quarter Ended	Total Return
Best Quarter (of periods shown)	3/31/2009	4.52%
Worst Quarter (of periods shown)	12/31/2010	-4.52%

Average Annual Total Returns (as of 12/31/14) (with maximum sales charge deducted, if any)
The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class Y shares; after-tax returns for other Classes will vary.

Average Annual Total Returns - Calvert Tax-Free Responsible Impact Bond Fund	1 Year	5 Years	10 Years
Class C	7.47%	3.71%	3.25%
Class Y	7.47%	3.71%	3.25%
Class Y | After Taxes on Distributions	6.09%	2.46%	1.92%
Class Y | After Taxes on Distributions and Sales	4.22%	2.35%	2.00%
Class Y | Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	9.05%	5.16%	4.74%
Class Y | Lipper General & Insured Municipal Debt Funds Average (reflects no deduction for taxes)	10.14%	5.26%	4.07%
Class I | Calvert Management Series	7.47%	3.71%	3.25%
Class I | After Taxes on Distributions | Calvert Management Series	6.09%	2.46%	1.92%
Class I | After Taxes on Distributions and Sales | Calvert Management Series	4.22%	2.35%	2.00%
Class I | Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) | Calvert Management Series	9.05%	5.16%	4.74%
Class I | Lipper General & Insured Municipal Debt Funds Average (reflects no deduction for taxes) | Calvert Management Series	10.14%	5.26%	4.07%

Calvert Management Series | Calvert Tax-Free Responsible Impact Bond Fund
CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND* Class: (Ticker) I (CTTIX)
INVESTMENT OBJECTIVE
The Fund seeks to earn the highest level of interest income, exempt from federal income taxes, as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Fund.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Calvert Management Series Calvert Tax-Free Responsible Impact Bond Fund Class I
Management Fees (as a percentage of Assets)		0.45%
Distribution and Service (12b-1) Fees		none
Other Expenses (as a percentage of Assets):		0.83%
Expenses (as a percentage of Assets)		1.28%
Fee Waiver or Reimbursement	[1]	(0.83%)
Net Expenses (as a percentage of Assets)		0.45%
[1]	Calvert has agreed to contractually limit direct net annual fund operating expenses through April 30, 2017. Direct net operating expenses will not exceed 0.45% for Class I. Only the Board of Trustees of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $1,000,000 in the Fund for the time periods indicated;
•	your investment has a 5% return each year;
•	the Fund’s operating expenses remain the same; and
•	any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Calvert Management Series | Calvert Tax-Free Responsible Impact Bond Fund | Class I | USD ($)	4,602	25,500	55,572	141,104

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies
Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal income tax.
The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor’s Ratings Services or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor. The Advisor looks for securities with strong credit quality that are attractively priced in various maturity ranges. To the extent it may do so consistent with its investment objective, the Fund follows a strategy to also seek to provide a competitive rate of total return. The Fund may invest in securities without limitation as to their maturity or duration, and there is no upper or lower limit on the Fund’s average maturity or average duration. At the sole discretion of the Fund’s portfolio manager, the Fund may seek out attractive investment opportunities across the yield curve based upon the evaluation of then-prevailing and anticipated economic, financial and business conditions.
The Fund is “non-diversified,” which means it may hold securities of a smaller number of issuers and invest a greater percentage of its assets in a particular issuer than a “diversified” fund.
The Fund may invest in a variety of tax-exempt obligations, including tax-supported debt (general obligation bonds of state and local issuers), various types of revenue debt (transportation, housing, utilities, hospital), special tax obligations, qualified private activity bonds, municipal leases, and certificates of participation in such investments.
Responsible Impact Investing. The Fund seeks securities that meet its fundamental investment criteria and contribute to the long-term viability of the communities in which the Fund invests. These community impact bonds include investments that support affordable housing, prioritize education resources and provide assistance to children, the elderly and veterans, among others. In evaluating municipal bonds for purchase, the Fund also considers the environmental impact, social impact, governance impact, and how essential the underlying project is to the community.
Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.

Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Non-Diversification Risk. Because the Fund may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than on a diversified fund.
Bond Market Risk. The market prices of bonds held by the Fund may fall.
Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.
Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Unanticipated credit events could adversely impact net asset value (“NAV”).
Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable credit quality by the Advisor. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO. The credit risk of an unrated security will vary depending on its equivalent credit quality and whether it is supported by a credit enhancement.
Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.
Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.
Municipal Bond Risk. In addition to interest rate risk and credit risk, different types of municipal bonds may be affected differently, based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, and court rulings.
Portfolio Duration Risk. Duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Tobacco Exclusion Risk. Because the Fund avoids investing in certain tobacco-related securities, the Fund may forego a profitable investment opportunity and the associated return.

Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
Performance results for Class I shares prior to July 15, 2015 (the Class I shares' inception date) reflect the performance of Class A shares at net asset value. Actual Class I share performance would have been higher than Class A share performance because Class I has lower class-specific expenses than Class A.

Calendar Year Total Returns
 ~ http://xbrl.sec.gov/rr/role/BarChartData column primary compact * row period compact * row dei_DocumentInformationDocumentAxis compact cik0000319676_CalvertManagementSeriesMember row dei_LegalEntityAxis compact cik0000319676_S000005140Member row rr_ProspectusShareClassAxis compact cik0000319676_C000160653Member ~

	Quarter Ended	Total Return
Best Quarter (of periods shown)	3/31/2009	4.52%
Worst Quarter (of periods shown)	12/31/2010	-4.52%

Average Annual Total Returns (as of 12/31/14)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns - Calvert Management Series - Calvert Tax-Free Responsible Impact Bond Fund - Class I	1 Year	5 Years	10 Years
Total	7.47%	3.71%	3.25%
After Taxes on Distributions	6.09%	2.46%	1.92%
After Taxes on Distributions and Sales	4.22%	2.35%	2.00%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	9.05%	5.16%	4.74%
Lipper General & Insured Municipal Debt Funds Average (reflects no deduction for taxes)	10.14%	5.26%	4.07%